VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002





A I M V.I. GROWTH FUND, SERIES I SHARES
A I M V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O SHARES
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O SHARES

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO,
     ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES


THIS IS ONE PART OF A THREE PART REPORT


                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL 5.896-A (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

A I M V.I. GROWTH FUND, SERIES I SHARES
A I M V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O SHARES
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O SHARES

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO,
     ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002







FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP II ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2









THIS IS ONE PART OF A THREE PART REPORT



                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL 5.896-B (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
  FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP II ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002








TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND
     TOUCHSTONE BALANCED FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND




THIS IS ONE PART OF A THREE PART REPORT


                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]



                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL 5.896-C (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND
     TOUCHSTONE BALANCED FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]




          400 East Fourth Street o P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o
                                                                (800) 677-8383 o
                                                            www.ColumbusLife.com

                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                         Cincinnati, Ohio  45202

                                                                     Distributor
                                                      Touchstone Securties, Inc.
                                                  221 East Fourth St., Suite 300
                                                         Cincinnati, Ohio  45202
                                                     800o638o8194 Broker-Dealers
                                             800o285o2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                    Cincinnati, Ohio  45201-2850
                                                                    800-677-9595

                                                             PINNACLE AND LEGACY
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002







JANUS ASPEN SERIES AGGRESSIVE GROWTH; SERVICE SHARES
JANUS ASPEN SERIES CAPITAL APPRECIATION; SERVICE SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH; SERVICE SHARES

THE LEGENDS FUND, INC.
     BARON SMALL CAP
     GABELLI LARGE CAP VALUE
     HARRIS BRETALL EQUITY GROWTH
     THIRD AVENUE VALUE

SCUDDER VIT EAFE(R)EQUITY INDEX FUND; CLASS A SHARES
SCUDDER VIT EQUITY 500 INDEX FUND; CLASS A SHARES
SCUDDER VIT SMALL CAP INDEX FUND; CLASS A SHARES



THIS IS ONE PART OF A THREE PART REPORT






                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.897-A (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

  JANUS ASPEN SERIES AGGRESSIVE GROWTH; SERVICE SHARES
  JANUS ASPEN SERIES CAPITAL APPRECIATION; SERVICE SHARES
  JANUS ASPEN SERIES WORLDWIDE GROWTH; SERVICE SHARES

THE LEGENDS FUND, INC.
     BARON SMALL CAP
     GABELLI LARGE CAP VALUE
     HARRIS BRETALL EQUITY GROWTH
     THIRD AVENUE VALUE

  SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A SHARES
  SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A SHARES
  SCUDDER VIT SMALL CAP INDEX FUND, CLASS A SHARES

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                             PINNACLE AND LEGACY
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002







FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET PORTFOLIO; INITIAL CLASS
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO; SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO; SERVICE CLASS 2



THIS IS ONE PART OF A THREE PART REPORT






                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com




CL5.897-B (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP MONEY MARKET PORTFOLIO; INITIAL CLASS FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP BALANCED PORTFOLIO; SERVICE CLASS 2 FIDELITY(R) VIP MID CAP PORTFOLIO; SERVICE CLASS 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                             PINNACLE AND LEGACY
                                                         VARIABLE UNIVERSAL LIFE
                                               SEMI-ANNUAL REPORT, JUNE 30, 2002







MFS(R)CAPITAL OPPORTUNITIES SERIES; SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES; SERVICE CLASS
MFS(R)MID CAP GROWTH SERIES; SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES; SERVICE CLASS

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA; SERVICE CLASS
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA; SERVICE CLASS
OPPENHEIMER STRATEGIC BOND FUND/VA; SERVICE CLASS

TOUCHSTONE VARIABLE SERIES TRUST:

     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE SMALL CAP VALUE
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE LARGE CAP GROWTH FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND

THIS IS ONE PART OF A THREE PART REPORT

                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.897-C (8/02)

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

  MFS(R)CAPITAL OPPORTUNITIES SERIES; SERVICE CLASS
  MFS(R)EMERGING GROWTH SERIES; SERVICE CLASS
  MFS(R)MID CAP GROWTH SERIES; SERVICE CLASS
  MFS(R)NEW DISCOVERY SERIES; SERVICE CLASS

  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA; SERVICE CLASS
  OPPENHEIMER AGGRESSIVE GROWTH FUND/VA; SERVICE CLASS
  OPPENHEIMER STRATEGIC BOND FUND/VA; SERVICE CLASS

  TOUCHSTONE VARIABLE SERIES TRUST:

       TOUCHSTONE GROWTH/VALUE FUND
       TOUCHSTONE SMALL CAP VALUE
       TOUCHSTONE ENHANCED 30 FUND
       TOUCHSTONE EMERGING GROWTH FUND
       TOUCHSTONE BOND FUND
       TOUCHSTONE LARGE CAP GROWTH FUND
       TOUCHSTONE HIGH YIELD FUND
       TOUCHSTONE STANDBY INCOME FUND
       TOUCHSTONE VALUE PLUS FUND

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                         [LOGO: COLUMBUS LIFE INSURANCE COMPANY]


          400 East Fourth Street o P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o
                                                                (800) 677-8383 o
                                                            www.ColumbusLife.com








                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                         Cincinnati, Ohio  45202

                                                                     Distributor
                                                      Touchstone Securties, Inc.
                                                  221 East Fourth St., Suite 300
                                                         Cincinnati, Ohio  45202
                                                     800o638o8194 Broker-Dealers
                                             800o285o2858 Financial Institutions

                                                         Variable Service Center
                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                    Cincinnati, Ohio  45201-2850
                                                                    800-677-9595

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Variable Universal Life product.

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone International Equity Fund
         Touchstone Emerging Growth Fund
         Touchstone Small Cap Value Fund
         Touchstone Growth/Value Fund
         Touchstone Large Cap Growth Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Bond Fund
         Touchstone Standby Income Fund
         Touchstone Money Market Fund

AIM Variable Insurance Funds, Inc. (File No. 811-07452)
         AIM V.I. Growth Fund, Series I Shares
         AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
         Alger American Growth Portfolio, Class O Shares
         Alger American Small Capitalization Portfolio, Class O Shares

Deutsche VIT Funds (File No. 811-07507)
         Scudder VIT EAFE Equity Index Fund, Class A Shares
         Scudder VIT Equity 500 Index Fund, Class A Shares
         Scudder VIT Small Cap Index Fund, Class A Shares

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205))
         VIP Equity-Income Portfolio-Service Class 2
         VIP Contrafund Portfolio-Service Class 2
         VIP Growth & Income Portfolio-Service Class 2
         VIP Growth Portfolio-Service Class 2
         VIP Asset Manager Portfolio-Service Class 2
         VIP Balanced Portfolio-Service Class 2
         VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Initial Class
         MFS Investors Trust Series-Initial Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
         Long-Term U.S. Government Portfolio-Administrative Class

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life and Columbus Life Legacy Survivorship Variable Universal Life products.

Deutsche VIT Funds (File No. 811-07507)
         Scudder VIT EAFE Equity Index Fund-Class A Shares
         Scudder VIT Equity 500 Index Fund-Class A Shares
         Scudder VIT Small Cap Index Fund-Class A Shares

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205)
         VIP Equity-Income Portfolio-Service Class 2
         VIP Contrafund Portfolio-Service Class 2
         VIP Growth & Income Portfolio-Service Class 2
         VIP Growth Portfolio-Service Class 2
         VIP Asset Manager Portfolio-Service Class 2
         VIP Balanced Portfolio-Service Class 2
         VIP Mid Cap Portfolio-Service Class 2
         VIP Money Market Portfolio-Initial Class

Janus Aspen Series (File No. 811-07736)
         Janus Aspen Aggressive Growth Portfolio-Service Shares
         Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Worldwide Growth Portfolio-Service Shares

The Legends Funds, Inc. (File No. 811-07084)
         Harris Bretall Sullivan & Smith Equity Growth Portfolio
         Third Avenue Value Portfolio
         Gabelli Large Cap Value Portfolio
         Baron Small Cap Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Service Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
         Oppenheimer Aggressive Growth Fund/VA-Service Class
         Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
         Oppenheimer International Growth Fund/VA-Service Class


Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Emerging Growth Fund
         Touchstone Small Cap Value Fund
         Touchstone Growth/Value Fund
         Touchstone Large Cap Growth Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone High Yield Fund
         Touchstone Bond Fund
         Touchstone Standby Income Fund